Non-Controlling Interest in Consolidated Subsidiaries (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest	$ 3,535	$ 72,516	$ 69,444
Coca-Cola FEMSA
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest		69,692	66,800
Other
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest		$ 2,824	$ 2,644